GOLDMAN SACHS TRUST

Goldman Sachs Municipal Fixed Income Funds

Goldman Sachs High Yield Municipal Fund

Goldman Sachs Dynamic Municipal Income Fund

Goldman Sachs Short Duration Tax-Free Fund

Goldman Sachs Single Sector Fixed Income Funds

Goldman Sachs Dynamic Emerging Markets Debt Fund

Goldman Sachs Emerging Markets Debt Fund

Goldman Sachs High Yield Fund

Goldman Sachs High Yield Floating Rate Fund

Goldman Sachs Investment Grade Credit Fund

Goldman Sachs Local Emerging Markets Debt Fund

Goldman Sachs U.S. Mortgages Fund

Goldman Sachs Multi Sector Fixed Income Funds

Goldman Sachs Bond Fund

Goldman Sachs Core Fixed Income Fund

Goldman Sachs Global Income Fund

Goldman Sachs Strategic Income Fund

Goldman Sachs Short Duration and Government Fixed Income Funds

Goldman Sachs Enhanced Income Fund

Goldman Sachs High Quality Floating Rate Fund

Goldman Sachs Short Duration Government Fund

Goldman Sachs Inflation Protected Securities Fund

Goldman Sachs Government Income Fund

Goldman Sachs Short Duration Income Fund

Goldman Sachs Fixed Income Alternatives Funds

Goldman Sachs Long Short Credit Strategies Fund

Goldman Sachs Strategic Macro Fund

Supplement dated July 28, 2017 to the

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information, each dated July 28, 2017 (each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares which will become effective on August 15, 2017.

The above referenced Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information reflect the share class name change. Until August 15, 2017, all references to Investor Shares are hereby replaced with Class IR Shares.

Beginning on August 15, 2017, this Supplement shall no longer apply.

This Supplement should be retained with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information for future reference.

FIXINCIRSHRS 07-17